Identifiable Intangible Assets and Goodwill - Expected Annual Amortization Expense (Details) $ in Millions	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 4,798
2019	4,592
2020	3,569
2021	3,474
2022	$ 3,223